UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2001
                                                   -----------------
Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               11/03/2008
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  78
                                                 --------------------

Form 13F Information Table Value Total:                $171086
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105     5013    94592 SH       SOLE         NONE       100%
Abbott Labs                    COM              002824100     1238    25783 SH       SOLE         NONE       100%
American Express               COM              025816109     2904    74850 SH       SOLE         NONE       100%
American Intl.                 COM              026874107     1646    19362 SH       SOLE         NONE       100%
American Standard              COM              029712106     1768    29425 SH       SOLE         NONE       100%
American T&T                   COM              001957109      248    11273 SH       SOLE         NONE       100%
Amgen Inc                      COM              031162100     2474    40775 SH       SOLE         NONE       100%
Anadarko Petro                 COM              032511107     2014    37365 SH       SOLE         NONE       100%
Bank of America                COM              060505104     2495    41556 SH       SOLE         NONE       100%
Bear Stearns Co.               COM              073902108     4226    71672 SH       SOLE         NONE       100%
CSG Systems                    COM              126349109     4595    79224 SH       SOLE         NONE       100%
Camden Property                COM              133131102     1370    37325 SH       SOLE         NONE       100%
Charter Commun.                COM              16117M107     1056    45211 SH       SOLE         NONE       100%
Cisco Systems Inc              COM              17275r102     1421    78095 SH       SOLE         NONE       100%
Citigroup                      COM              172967101     4663    88243 SH       SOLE         NONE       100%
Colonial Prop                  COM              195872106     2995    97235 SH       SOLE         NONE       100%
Comcast Class A                COM              200300200     4892   112710 SH       SOLE         NONE       100%
Commercial Net Lse             COM              202218103     1375    96475 SH       SOLE         NONE       100%
Convergys Corp                 COM              212485106     4009   132530 SH       SOLE         NONE       100%
Developers Divers.             COM              251591103     1376    74890 SH       SOLE         NONE       100%
Duke-Weeks Realty              COM              264411505     2539   102180 SH       SOLE         NONE       100%
EMC Corp                       COM              268648102     3408   116525 SH       SOLE         NONE       100%
El Paso Corp                   COM              283905107     5077    96629 SH       SOLE         NONE       100%
Electronics For Img            COM              286082102      956    32400 SH       SOLE         NONE       100%
Expeditors Inc                 COM              302130109      552     9200 SH       SOLE         NONE       100%
Express Scripts                COM              302182100     2804    50960 SH       SOLE         NONE       100%
Fannie Mae                     COM              313586109     3903    45905 SH       SOLE         NONE       100%
First Industrial Real          COM              32054K103     2974    92520 SH       SOLE         NONE       100%
Freddie Mac                    COM              313400301     1162    17080 SH       SOLE         NONE       100%
Gables Residential             COM              362418105     2106    70335 SH       SOLE         NONE       100%
General Electric               COM              369604103     3538    72565 SH       SOLE         NONE       100%
Guidant Corp                   COM              401698105     1110    30820 SH       SOLE         NONE       100%
Halliburton Co                 COM              406216101      708    19875 SH       SOLE         NONE       100%
Hewlett - Packard              COM              428236103     1106    38678 SH       SOLE         NONE       100%
Highwoods Property             COM              431284108     1838    68980 SH       SOLE         NONE       100%
Home Depot                     COM              437076102      800    17182 SH       SOLE         NONE       100%
Honeywell Int'l                COM              438516106      932    26645 SH       SOLE         NONE       100%
IBM                            COM              459200101     3776    33420 SH       SOLE         NONE       100%
J.P. Morgan Chase              COM              46625H100     3296    73892 SH       SOLE         NONE       100%
Jabil Circuit, Inc.            COM              466313103      296     9601 SH       SOLE         NONE       100%
Johnson & Johnson              COM              478160104     3765    75293 SH       SOLE         NONE       100%
Lehman Brothers                COM              524908100     1522    19710 SH       SOLE         NONE       100%
Liberty Media Grp              COM              001957208     1850   105784 SH       SOLE         NONE       100%
Liberty Prop Tr                COM              531172104     2442    82500 SH       SOLE         NONE       100%
Lilly (Eli) & Co.              COM              532457108     3800    51350 SH       SOLE         NONE       100%
Lowe's Companies               COM              548661107     3378    46567 SH       SOLE         NONE       100%
MGIC Investment Cp             COM              552848103     3521    48470 SH       SOLE         NONE       100%
Macerich                       COM              554382101     2366    95405 SH       SOLE         NONE       100%
Mack-Cali Realty Corp          COM              554489104     2589    90900 SH       SOLE         NONE       100%
Masco Corp.                    COM              574599106      898    35975 SH       SOLE         NONE       100%
Men's Wearhouse                COM              587118100     4536   164339 SH       SOLE         NONE       100%
Merck & Co.                    COM              589331107      809    12660 SH       SOLE         NONE       100%
Merrill Lynch Inc.             COM              590188108     1400    23630 SH       SOLE         NONE       100%
Mirant Corp                    COM              604675108     2190    63650 SH       SOLE         NONE       100%
Motorola Inc.                  COM              620076109      516    31150 SH       SOLE         NONE       100%
Nokia Corp                     COM              654902204     2345   105699 SH       SOLE         NONE       100%
Nova Corp                      COM              669784100     1091    34700 SH       SOLE         NONE       100%
Oracle Systems                 COM              68389X105     1652    86942 SH       SOLE         NONE       100%
Pepsico Inc.                   COM              713448108     3757    85000 SH       SOLE         NONE       100%
Pfizer Inc                     COM              717081103     3036    78802 SH       SOLE         NONE       100%
Pharmacia Corp                 COM              717134102      431     9375 SH       SOLE         NONE       100%
Procter & Gamble               COM              742718109      222     3485 SH       SOLE         NONE       100%
Royal Dutch Petrol             COM              780257804      626    10750 SH       SOLE         NONE       100%
Schering-Plough                COM              806605101     1976    54515 SH       SOLE         NONE       100%
Schlumberger Ltd               COM              806857108      311     5900 SH       SOLE         NONE       100%
Simon Property Group           COM              828806109     2786    92950 SH       SOLE         NONE       100%
St. Jude Medical Inc           COM              790849103      497     8275 SH       SOLE         NONE       100%
Storage USA                    COM              861907103      840    23325 SH       SOLE         NONE       100%
Sun Microsystems               COM              866810203     1942   123530 SH       SOLE         NONE       100%
Sungard Data Systems           COM              867363103     3523   117394 SH       SOLE         NONE       100%
TJX Companies Inc              COM              872540109      229     7200 SH       SOLE         NONE       100%
Teleflex                       COM              879369106     2120    48188 SH       SOLE         NONE       100%
Telefonica De Espana           COM              879382208      526    14115 SH       SOLE         NONE       100%
Texaco Inc.                    COM              881694103      939    14087 SH       SOLE         NONE       100%
Tyco Intl Ltd                  COM              902124106     6874   126109 SH       SOLE         NONE       100%
Wells Fargo                    COM              949746101     1272    27399 SH       SOLE         NONE       100%
Werner Industries              COM              950755108     2611   107685 SH       SOLE         NONE       100%
WorldCom Group                 COM              98157D106     1239    87281 SH       SOLE         NONE       100%